Property, Equipment and Software, Net - Property, Equipment and Software (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross		¥ 74,166	¥ 84,614
Less: Accumulated depreciation and amortization		(62,191)	(68,103)
Property, equipment and software, net	$ 1,784	11,975	16,511
Electronic Equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross		32,756	45,198
Furniture and Office Equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross		9,326	12,463
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross		27,969	22,995
Vehicles
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross		307	307
Computer Softwares
Property, Plant and Equipment [Line Items]
Property, equipment and software, gross		¥ 3,808	¥ 3,651